WARRANTS (Details 1) (Warrant [Member], USD $)	Sep. 30, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance		385,500
January 8 2013 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Exercise Price		$ 0.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance		150,000
February 15 2013 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Exercise Price		$ 0.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance		78,500
April 9 2013 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Exercise Price	$ 0.50	$ 0.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	0	157,000